COMMITMENTS AND CONTINGENCIES (Bank Guarantee) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013
Guarantor Obligations [Line Items]
Bank performance guarantee	$ 1,097
Guarantee expiring January 30, 2014 [Member]
Guarantor Obligations [Line Items]
Bank performance guarantee	776
Guarantee expiring March 13, 2014 [Member]
Guarantor Obligations [Line Items]
Bank performance guarantee	296
Guarantee expiring December 31, 2014 [Member]
Guarantor Obligations [Line Items]
Bank performance guarantee	25
Guarantee expiring April 30, 2014 [Member]
Guarantor Obligations [Line Items]
Bank performance guarantee	$ 35